Supplemental Cash Flow Disclosures (Details) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Component of cash:
Cash	$ 2,681,704	$ 74,800	$ 79,304
Cash - restricted	600,000	0	$ 0
Total	$ 3,281,704	$ 74,800